UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

INCOME TRUST

LEGG MASON PARTNERS VARIABLE

GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 92.6%
Aerospace & Defense - 1.8%
$440,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$442,200
	DRS Technologies Inc., Senior Subordinated Notes:
200,000	6.875% due 11/1/13	203,000
315,000	6.625% due 2/1/16	319,725
25,000	7.625% due 2/1/18	26,125
	Hawker Beechcraft Acquisition Co.:
	Senior Notes:
160,000	8.500% due 4/1/15 (a)	166,600
260,000	8.875% due 4/1/15 (a)(b)	269,425
330,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	345,675
	L-3 Communications Corp., Senior Subordinated Notes:
380,000	7.625% due 6/15/12	393,300
215,000	6.375% due 10/15/15	214,194

	Total Aerospace & Defense	2,380,244

Airlines - 0.4%
	Continental Airlines Inc.:
335,000	Notes, 8.750% due 12/1/11	329,975
	Pass-Through Certificates:
6,204	Series 981-C, 6.541% due 3/15/08	6,208
200,000	Series C, 7.339% due 4/19/14	199,744

	Total Airlines	535,927

Auto Components - 1.3%
500,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	488,750
70,000	TRW Automotive Inc., 7.250% due 3/15/17 (a)	68,950
	Visteon Corp., Senior Notes:
1,065,000	8.250% due 8/1/10	1,091,625
65,000	7.000% due 3/10/14	57,200

	Total Auto Components	1,706,525

Automobiles - 2.8%
	Ford Motor Co.:
	Debentures:
130,000	8.875% due 1/15/22	117,650
260,000	8.900% due 1/15/32	228,800
1,525,000	Notes, 7.450% due 7/16/31	1,187,594
50,000	Senior Notes, 4.950% due 1/15/08	49,410
	General Motors Corp.:
270,000	Notes, 7.200% due 1/15/11	257,175
	Senior Debentures:
150,000	8.250% due 7/15/23	135,750
1,880,000	8.375% due 7/15/33	1,696,700

	Total Automobiles	3,673,079

Beverages - 0.3%
370,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	376,475

Building Products - 1.7%
	Associated Materials Inc.:
100,000	Senior Discount Notes, step bond to yield 16.602% due 3/1/14	70,750
1,005,000	Senior Subordinated Notes, 9.750% due 4/15/12	1,050,225
220,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	215,050

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Building Products - 1.7% (continued)
$1,150,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.657% due 3/1/14	$839,500

	Total Building Products	2,175,525

Capital Markets - 0.5%
163,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	185,970
	E*TRADE Financial Corp., Senior Notes:
375,000	7.375% due 9/15/13	393,750
100,000	7.875% due 12/1/15	108,375

	Total Capital Markets	688,095

Chemicals - 2.1%
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	175,875
235,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	228,538
200,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	212,000
570,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	550,050
230,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (a)	238,912
	Lyondell Chemical Co.:
	Senior Notes:
150,000	8.000% due 9/15/14	157,875
125,000	8.250% due 9/15/16	134,375
	Senior Secured Notes:
165,000	11.125% due 7/15/12	177,375
10,000	10.500% due 6/1/13	11,000
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	83,625
160,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	166,800
45,000	Momentive Performance Materials Inc., Senior Notes, 9.750% due 12/1/14 (a)	46,800
390,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	391,950
150,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	147,000

	Total Chemicals	2,722,175

Commercial Banks - 0.2%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	97,875
210,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	211,575

	Total Commercial Banks	309,450

Commercial Services & Supplies - 2.4%
35,000	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (a)	36,750
320,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	328,000
	Allied Waste North America Inc., Senior Notes, Series B:
117,000	9.250% due 9/1/12	124,020
225,000	7.375% due 4/15/14	229,500
100,000	7.250% due 3/15/15	102,500
	Aramark Corp., Senior Notes:
310,000	8.500% due 2/1/15 (a)	323,950
70,000	8.860% due 2/1/15 (a)(c)	72,275
150,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	157,500
75,000	Corrections Corporation of America, Senior Notes, 6.750% due 1/31/14	76,687
535,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	572,450
	Interface Inc.:
500,000	Senior Notes, 10.375% due 2/1/10	553,750
150,000	Senior Subordinated Notes, 9.500% due 2/1/14	163,875

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Services & Supplies - 2.4% (continued)
$335,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	$358,450
125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)	125

	Total Commercial Services & Supplies	3,099,832

Communications Equipment - 0.5%
670,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	608,025

Consumer Finance - 3.8%
	Ford Motor Credit Co.:
	Notes:
445,000	6.625% due 6/16/08	443,722
420,000	9.810% due 4/15/12 (c)	445,813
380,000	7.000% due 10/1/13	353,691
	Senior Notes:
585,000	9.875% due 8/10/11	620,063
227,500	8.110% due 1/13/12 (c)	222,648
280,000	8.000% due 12/15/16	269,872
	General Motors Acceptance Corp.:
1,750,000	Bonds, 8.000% due 11/1/31	1,881,479
680,000	Notes, 6.875% due 8/28/12	678,013

	Total Consumer Finance	4,915,301

Containers & Packaging - 2.7%
900,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	922,500
625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	667,969
370,000	Greif Inc., Senior Notes, 6.750% due 2/1/17 (a)	374,625
	Owens-Brockway Glass Container Inc.:
275,000	Senior Notes, 8.250% due 5/15/13	288,062
150,000	Senior Secured Notes, 7.750% due 5/15/11	155,625
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	175,725
120,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	1,050
64,000	Smurfit Kappa Funding, Senior Notes, 9.625% due 10/1/12	68,320
675,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17 (a)	663,187
175,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	176,313

	Total Containers & Packaging	3,493,376

Diversified Consumer Services - 1.0%
	Education Management LLC/Education Management Corp.:
200,000	Senior Notes, 8.750% due 6/1/14	211,500
620,000	Senior Subordinated Notes, 10.250% due 6/1/16	675,800
	Service Corp. International:
70,000	Debentures, 7.875% due 2/1/13	72,800
	Senior Notes:
135,000	7.625% due 10/1/18	143,437
235,000	7.500% due 4/1/27 (a)	236,175

	Total Diversified Consumer Services	1,339,712

Diversified Financial Services - 6.8%
180,000	Ameripath Intermediate Holdings Inc., Senior Unsecured Notes, 10.650% due 2/15/14 (a)(c)	180,900
450,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	471,375
280,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	282,800
	Dow Jones CDX HY, Pass-Through Certificates:
2,740,000	Series 7-T3, 8.000% due 12/29/11 (a)	2,816,994

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 6.8% (continued)
$1,000,000	Series 8-T3, 7.500% due 6/29/12 (a)(f)	$993,750
335,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	346,306
620,000	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	586,557
330,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	321,750
340,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	344,465
120,000	PNA Intermediate Holding Corp., Senior Notes, 12.360% due 2/15/13 (a)(c)	123,600
420,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	430,500
500,000	Standard Aero Holdings Inc., 8.250% due 9/1/14	538,750
176,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	185,680
200,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	219,750
1,000,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,017,500

	Total Diversified Financial Services	8,860,677

Diversified Telecommunication Services - 6.6%
700,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	698,250
20,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	18,400
	Citizens Communications Co.:
80,000	Senior Bonds, 7.125% due 3/15/19 (a)	79,600
475,000	Senior Notes, 7.875% due 1/15/27 (a)	488,062
615,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	676,500
370,000	Inmarsat Finance II PLC, step bond to yield 8.062% due 11/15/12	351,500
	Intelsat Bermuda Ltd., Senior Notes:
375,000	8.872% due 1/15/15 (a)(c)	384,375
450,000	9.250% due 6/15/16 (a)	500,625
675,000	11.250% due 6/15/16 (a)	769,500
	Intelsat Corp., Senior Notes:
49,000	9.000% due 8/15/14	53,288
95,000	9.000% due 6/15/16 (a)	105,094
	Level 3 Financing Inc., Senior Notes:
300,000	9.250% due 11/1/14 (a)	309,750
90,000	9.150% due 2/15/15 (a)(c)	91,125
325,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	349,375
	NTL Cable PLC, Senior Notes:
215,000	8.750% due 4/15/14	224,675
420,000	9.125% due 8/15/16	445,200
	Qwest Communications International Inc., Senior Notes:
30,000	7.500% due 2/15/14	31,050
100,000	Series B, 7.500% due 2/15/14	103,500
	Qwest Corp.:
945,000	Debentures, 6.875% due 9/15/33	916,650
65,000	Notes, 8.875% due 3/15/12	72,150
720,000	Senior Notes, 7.500% due 10/1/14	763,200
355,000	Umbrella Acquisition Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	355,444
75,000	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	86,250
655,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	719,681

	Total Diversified Telecommunication Services	8,593,244

Electric Utilities - 0.8%
290,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	314,287
	Midwest Generation LLC:
379,834	Pass-Through Certificates, Series B, 8.560% due 1/2/16	415,681
25,000	Secured Notes, 8.750% due 5/1/34	27,250
270,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	313,200

	Total Electric Utilities	1,070,418

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Electrical Equipment - 0.1%
$145,000	Belden CDT Inc., Senior Subordinated Notes, 7.000% due 3/15/17 (a)	$148,628

Electronic Equipment & Instruments - 0.3%
	NXP BV/NXP Funding LLC:
135,000	Senior Notes, 9.500% due 10/15/15 (a)	140,063
260,000	Senior Secured Bond, 7.875% due 10/15/14 (a)	269,750

	Total Electronic Equipment & Instruments	409,813

Energy Equipment & Services - 2.0%
435,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	448,050
319,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	326,975
325,000	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (a)(c)	336,375
500,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	510,000
375,000	Hanover Compressor Co., Senior Subordinated Notes, 8.625% due 12/15/10	395,625
130,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	133,900
300,000	Sonat Inc., Notes, 7.625% due 7/15/11	323,625
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	71,570

	Total Energy Equipment & Services	2,546,120

Food & Staples Retailing - 0.4%
385,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	464,511

Food Products - 0.4%
	Dole Food Co. Inc.:
100,000	Debentures, 8.750% due 7/15/13	96,750
425,000	Senior Notes, 7.250% due 6/15/10	408,000

	Total Food Products	504,750

Gas Utilities - 0.5%
645,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	638,550

Health Care Equipment & Supplies - 0.1%
160,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	162,000

Health Care Providers & Services - 4.2%
150,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	161,250
175,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	181,125
	DaVita Inc.:
	Senior Notes:
175,000	6.625% due 3/15/13 (a)	175,875
30,000	6.625% due 3/15/13	30,150
550,000	Senior Subordinated Notes, 7.250% due 3/15/15	558,937
200,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	213,500
	HCA Inc.:
1,080,000	Debentures, 7.500% due 11/15/95	866,818
100,000	Notes, 6.375% due 1/15/15	85,625
	Senior Notes:
130,000	6.300% due 10/1/12	121,875
7,000	6.250% due 2/15/13	6,379
150,000	6.500% due 2/15/16	128,438
	Senior Secured Notes:
340,000	9.250% due 11/15/16 (a)	367,625
305,000	9.625% due 11/15/16 (a)(b)	330,162

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services - 4.2% (continued)
$250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	$260,000
	Tenet Healthcare Corp., Senior Notes:
232,000	7.375% due 2/1/13	216,630
950,000	9.875% due 7/1/14	964,250
120,000	6.875% due 11/15/31	95,400
480,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	503,400
140,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)	142,100

	Total Health Care Providers & Services	5,409,539

Hotels, Restaurants & Leisure - 4.9%
300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	300,750
345,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	360,525
	Caesars Entertainment Inc.:
105,000	Senior Notes, 7.000% due 4/15/13	111,701
100,000	Senior Subordinated Notes, 8.125% due 5/15/11	106,375
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	179,375
260,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	262,925
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	171,400
205,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	226,525
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	177,625
815,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	890,387
495,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	487,575
175,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	168,000
	MGM MIRAGE Inc.:
	Senior Notes:
360,000	8.500% due 9/15/10	386,550
15,000	6.750% due 9/1/12	14,981
20,000	6.625% due 7/15/15	19,300
420,000	7.625% due 1/15/17	427,350
45,000	Senior Subordinated Notes, 8.375% due 2/1/11	47,588
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
150,000	7.125% due 8/15/14	153,000
125,000	6.875% due 2/15/15	125,313
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
100,000	8.250% due 3/15/12	103,500
100,000	8.750% due 10/1/13	106,750
50,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	53,500
215,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	224,675
225,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	227,531
	Snoqualmie Entertainment Authority, Senior Secured Notes:
125,000	9.150% due 2/1/14 (a)(c)	127,813
95,000	9.125% due 2/1/15 (a)	98,444
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	38,950
425,000	7.750% due 8/15/16	438,281
	Senior Subordinated Notes:
65,000	6.875% due 3/1/16	59,881
95,000	6.625% due 3/15/18	85,025
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	204,000

	Total Hotels, Restaurants & Leisure	6,385,595

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Household Durables - 1.8%
$35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	$36,269
95,000	Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16	89,775
445,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	451,675
	K Hovnanian Enterprises Inc., Senior Notes:
165,000	7.500% due 5/15/16	154,687
595,000	8.625% due 1/15/17	577,150
670,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	693,450
210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.353% due 9/1/12	190,050
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	105,750

	Total Household Durables	2,298,806

Household Products - 0.5%
10,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	10,250
	Nutro Products Inc.:
115,000	Senior Notes, 9.400% due 10/15/13 (a)(c)	119,025
335,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	363,475
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	157,125

	Total Household Products	649,875

Independent Power Producers & Energy Traders - 3.2%
110,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	109,895
	AES Corp.:
	Senior Notes:
50,000	9.500% due 6/1/09	53,500
250,000	9.375% due 9/15/10	273,125
330,000	8.875% due 2/15/11	356,400
65,000	7.750% due 3/1/14	68,575
70,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	75,163
150,000	Calpine Generating Co. LLC, Secured Notes, 14.370% due 4/1/11 (c)(d)	159,750
250,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	243,750
	Edison Mission Energy, Senior Notes:
100,000	7.730% due 6/15/09	104,000
50,000	7.500% due 6/15/13	51,875
290,000	7.750% due 6/15/16	303,775
300,000	Mirant Americas Generation LLC, Senior Notes, 8.300% due 5/1/11	309,000
116,289	Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B, 9.125% due 6/30/17	132,932
195,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	200,850
	NRG Energy Inc., Senior Notes:
125,000	7.250% due 2/1/14	128,437
1,170,000	7.375% due 2/1/16	1,205,100
235,000	7.375% due 1/15/17	241,756
	TXU Corp., Senior Notes:
120,000	Series Q, 6.500% due 11/15/24	101,739
30,000	Series R, 6.550% due 11/15/34	25,272

	Total Independent Power Producers & Energy Traders	4,144,894

Industrial Conglomerates - 0.2%
250,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	265,000

Insurance - 0.7%
840,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	911,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Internet & Catalog Retail - 0.2%
$275,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	$278,438

IT Services - 0.8%
	SunGard Data Systems Inc.:
232,000	Senior Notes, 9.125% due 8/15/13	249,980
715,000	Senior Subordinated Notes, 10.250% due 8/15/15	783,819

	Total IT Services	1,033,799

Leisure Equipment & Products - 0.3%
480,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	459,600

Machinery - 0.9%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14 (a)	175,525
250,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	261,250
35,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	37,975
725,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 8.543% due 4/15/14	663,375

	Total Machinery	1,138,125

Media - 11.1%
	Affinion Group Inc.:
640,000	Senior Notes, 10.125% due 10/15/13	700,800
85,000	Senior Subordinated Notes, 11.500% due 10/15/15	93,925
855,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	977,906
180,000	Cablevision Systems Corp., Senior Notes, Series B, 8.000% due 4/15/12	183,600
1,080,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	1,039,500
619,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	645,307
	CCH II LLC/CCH II Capital Corp., Senior Notes:
470,000	10.250% due 9/15/10	498,200
317,000	10.250% due 10/1/13	347,908
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	130,000
170,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	172,550
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
	Senior Discount Notes:
185,000	9.920% due 4/1/11	185,231
160,000	11.750% due 5/15/11	161,800
65,000	Senior Notes, 10.250% due 1/15/10	65,731
450,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	470,813
150,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	155,813
425,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	437,750
	CSC Holdings Inc.:
	Senior Debentures:
80,000	7.875% due 2/15/18	82,600
230,000	7.625% due 7/15/18	233,450
190,000	Series B, 8.125% due 8/15/09	197,600
	Senior Notes:
125,000	6.750% due 4/15/12 (a)	124,688
	Series B:
40,000	8.125% due 7/15/09	41,600
290,000	7.625% due 4/1/11	298,700

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Media - 11.1% (continued)
$220,000	Dex Media Inc., Discount Notes, step bond to yield 8.345% due 11/15/13	$205,975
73,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	80,026
	EchoStar DBS Corp., Senior Notes:
770,000	7.000% due 10/1/13	796,950
575,000	6.625% due 10/1/14	580,031
150,000	7.125% due 2/1/16	155,625
100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	86,000
100,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (a)(c)	104,750
535,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	524,300
455,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	497,217
305,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	314,913
400,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	413,000
	R.H. Donnelley Corp.:
	Senior Discount Notes:
150,000	Series A-1, 6.875% due 1/15/13	146,625
200,000	Series A-2, 6.875% due 1/15/13	195,500
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16	480,375
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	81,375
125,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	129,531
	Rainbow National Services LLC:
275,000	Senior Notes, 8.750% due 9/1/12 (a)	293,906
150,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	168,563
	Rogers Cable Inc.:
800,000	Senior Second Priority Debentures, 8.750% due 5/1/32	992,000
40,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	41,600
360,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	374,400
200,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	197,500
	XM Satellite Radio Inc., Senior Notes:
80,000	9.860% due 5/1/13 (c)	79,600
275,000	9.750% due 5/1/14	278,781

	Total Media	14,464,015

Metals & Mining - 3.3%
20,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	22,400
1,960,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,124,150
435,000	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (a)(b)	428,475
685,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	763,775
335,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	355,937
435,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	454,575
102,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17	104,444

	Total Metals & Mining	4,253,756

Multiline Retail - 0.6%
	Neiman Marcus Group Inc.:
375,000	Senior Notes, 9.000% due 10/15/15 (b)	412,500
325,000	Senior Subordinated Notes, 10.375% due 10/15/15	364,000

	Total Multiline Retail	776,500

Office Electronics - 0.1%
150,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	157,713

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.0%
$610,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	$626,775
	Chesapeake Energy Corp., Senior Notes:
275,000	7.500% due 6/15/14	289,437
50,000	7.000% due 8/15/14	51,750
60,000	6.375% due 6/15/15	60,000
70,000	6.625% due 1/15/16	70,875
270,000	6.500% due 8/15/17	267,975
485,000	6.250% due 1/15/18	481,362
120,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	124,200
	El Paso Corp.:
	Medium-Term Notes:
690,000	7.800% due 8/1/31	765,900
925,000	7.750% due 1/15/32	1,026,750
275,000	Notes, 7.875% due 6/15/12	300,437
560,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	613,807
690,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	695,175
100,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	96,000
325,000	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	321,750
405,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	409,050
135,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	133,313
720,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	774,900
675,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	688,500
250,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	261,250
200,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	218,000
260,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	278,200
	Pogo Producing Co., Senior Subordinated Notes:
200,000	7.875% due 5/1/13	202,500
100,000	Series B, 8.250% due 4/15/11	101,875
785,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	800,700
20,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	19,950
	Stone Energy Corp., Senior Subordinated Notes:
190,000	8.250% due 12/15/11	190,238
250,000	6.750% due 12/15/14	235,000
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	157,875
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	74,063
250,000	7.000% due 2/1/14	245,000
	Williams Cos. Inc.:
	Notes:
5,000	7.875% due 9/1/21	5,525
900,000	8.750% due 3/15/32	1,041,750
75,000	Senior Notes, 7.625% due 7/15/19	81,938

	Total Oil, Gas & Consumable Fuels	11,711,820

Paper & Forest Products - 1.8%
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	103,250
510,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	529,125
	NewPage Corp.:
	Senior Secured Notes:
85,000	10.000% due 5/1/12	93,394
790,000	11.610% due 5/1/12 (c)	868,012
65,000	Senior Subordinated Notes, 12.000% due 5/1/13	70,850
150,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	153,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Paper & Forest Products - 1.8% (continued)
$515,000	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	$542,038

	Total Paper & Forest Products	2,360,419

Personal Products - 0.1%
150,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	155,813

Pharmaceuticals - 0.4%
590,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	590,000

Real Estate Investment Trusts (REITs) - 0.9%
15,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	15,338
	Host Marriott LP, Senior Notes:
300,000	7.125% due 11/1/13	308,250
225,000	Series O, 6.375% due 3/15/15	224,437
200,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	193,000
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
70,000	7.125% due 6/1/15	73,675
115,000	6.500% due 6/1/16	118,306
295,000	6.750% due 4/1/17	306,800

	Total Real Estate Investment Trusts (REITs)	1,239,806

Real Estate Management & Development - 0.2%
295,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	282,463

Road & Rail - 1.9%
705,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	761,400
	Hertz Corp.:
475,000	Senior Notes, 8.875% due 1/1/14	514,187
950,000	Senior Subordinated Notes, 10.500% due 1/1/16	1,087,750
25,000	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	26,375
40,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (a)	40,550
105,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	107,888

	Total Road & Rail	2,538,150

Semiconductors & Semiconductor Equipment - 0.3%
455,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	457,844

Software - 0.6%
465,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	460,350
336,147	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (a)(b)(c)	343,710

	Total Software	804,060

Specialty Retail - 1.0%
	AutoNation Inc., Senior Notes:
215,000	7.360% due 4/15/13 (c)	218,225
80,000	7.000% due 4/15/14	81,200
375,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	380,625
300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	333,750
265,000	Linens ‘n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (c)	247,775

	Total Specialty Retail	1,261,575

Textiles, Apparel & Luxury Goods - 0.8%
	Levi Strauss & Co., Senior Notes:
595,000	9.750% due 1/15/15	655,987

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 0.8% (continued)
$215,000	8.875% due 4/1/16	$231,125
125,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	128,750

	Total Textiles, Apparel & Luxury Goods	1,015,862

Tobacco - 0.3%
	Alliance One International Inc., Senior Notes:
230,000	8.500% due 5/15/12 (a)	233,010
110,000	11.000% due 5/15/12	121,550

	Total Tobacco	354,560

Trading Companies & Distributors - 1.3%
265,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	283,550
365,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	389,637
675,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	732,375
230,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	238,625

	Total Trading Companies & Distributors	1,644,187

Wireless Telecommunication Services - 1.7%
75,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	78,187
75,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	82,875
700,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	724,675
30,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	32,213
	Rural Cellular Corp.:
215,000	Senior Notes, 9.875% due 2/1/10	227,900
280,000	Senior Secured Notes, 8.250% due 3/15/12	294,000
745,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	761,762

	Total Wireless Telecommunication Services	2,201,612

	TOTAL CORPORATE BONDS & NOTES (Cost - $117,145,894)	120,667,678

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (d)(e)(f) (Cost - $128,012)	0

CONVERTIBLE BOND & NOTE - 0.1%
Automobiles - 0.1%
130,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $130,000)	143,975

LOAN PARTICIPATION - 0.8%
United States - 0.8%
1,000,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (c) (Cost - $1,000,000)	1,017,500

SOVEREIGN BONDS - 1.3%
Brazil - 0.4%
	Federative Republic of Brazil:
85,000	7.125% due 1/20/37	94,074
42,000	11.000% due 8/17/40	56,647
	Collective Action Securities:
180,000	8.875% due 10/14/19	227,745

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Brazil - 0.4% (continued)
$155,000	Notes, 8.000% due 1/15/18	$175,150

	Total Brazil	553,616

Panama - 0.1%
63,000	Republic of Panama, 6.700% due 1/26/36	65,426

Russia - 0.8%
	Russian Federation:
65,000	11.000% due 7/24/18	93,925
850,000	5.000% due 3/31/30 (c)	965,281

	Total Russia	1,059,206

	TOTAL SOVEREIGN BONDS (Cost - $1,476,719)	1,678,248

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
404,770	Home Interiors & Gifts Inc. (e)(f)*	4,048

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
86	Imperial Sugar Co.	2,884

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
4,310	Continental AFA Dispensing Co. (e)(f)*	23,705

MATERIALS - 0.0%
Chemicals - 0.0%
2,597	Applied Extrusion Technologies Inc., Class B Shares (e)(g)*	14,283

	TOTAL COMMON STOCKS (Cost - $258,219)	44,920

ESCROWED SHARES - 0.0%
100,000	Breed Technologies Inc. (d)(e)(f)*	0
75,000	Pillowtex Corp. (e)(f)*	0
52,961	Vlasic Foods International Inc. (e)(f)*	0

	TOTAL ESCROWED SHARES (Cost - $0)	0

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
44	ION Media Networks Inc., 0.000% (b)	343,200

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	TCR Holdings Corp.:
219	Class B Shares, 0.000% (e)(f) *	0
121	Class C Shares, 0.000% (e)(f) *	0
318	Class D Shares, 0.000% (e)(f) *	0
658	Class E Shares, 0.000% (e)(f) *	1

	TOTAL FINANCIALS	1

	TOTAL PREFERRED STOCKS (Cost - $324,678)	343,201

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
575	Chesapeake Energy Corp., Convertible, 6.250% due 6/15/09 (Cost - $144,501)	$151,656

WARRANTS
WARRANTS - 0.0%
117,022	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), Expires 3/25/05 (e)(f)*	0
504	Pillowtex Corp. Expires 11/24/09 (e)(f)*	0

	TOTAL WARRANTS (Cost - $383)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $120,608,406)(h)	124,047,178

FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreement - 3.5%
$4,498,000	Nomura Securities International Inc. repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $4,499,987; (Fully collateralized by a U.S government agency obligation, 6.875% due 9/15/10; Market value - $4,576,572) (Cost - $4,498,000)(h)	4,498,000

SHARES
Securities Purchased from Securities Lending Collateral - 0.0%
18,828	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $18,828)	18,828

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,516,828)	4,516,828

	TOTAL INVESTMENTS - 98.7% (Cost - $125,125,234#)	128,564,006
	Other Assets in Excess of Liabilities - 1.3%	1,672,199

	TOTAL NET ASSETS - 100.0%	$130,236,205

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(d)	Security is currently in default.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(g)	All or a portion of security is on loan.

(h)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Global High Yield Bond Portfolio (formerly known as Legg Mason Partners Variable High Yield Bond Portfolio, and prior to that, known as Salomon Brothers Variable High Yield Bond Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Salomon Brothers Variable Series Funds Inc) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 27, 2007, the Fund is a separate diversified series of Legg Mason Partners Variable Income Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Notes to Schedule of Investments (unaudited) (continued)

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,362,576
Gross unrealized depreciation	(923,804)

Net unrealized appreciation	$3,438,772

At March 31, 2007, the Fund held a loan participation with a cost of $1,000,000 and market value of $1,017,500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 30, 2007